UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
		Basic Materials: 0.9%
300,000		Eastman Chemical Co., 3.800%, 03/15/25	$308,302	0.2
275,000		Ecolab, Inc., 5.500%, 12/08/41	317,798	0.2
39,000	#	Glencore Funding LLC, 2.500%, 01/15/19	35,880	0.0
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	240,577	0.1
300,000	#	Solvay Finance America LLC, 3.400%, 12/03/20	305,433	0.2
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	390,937	0.2
			1,598,927	0.9

		Communications: 4.7%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	593,627	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	829,559	0.4
325,000		AT&T, Inc., 3.800%, 03/15/22	343,116	0.2
100,000		AT&T, Inc., 3.950%, 01/15/25	104,164	0.1
25,000	#	CCO Safari II LLC, 3.579%, 07/23/20	25,576	0.0
325,000	#	CCO Safari II LLC, 4.908%, 07/23/25	343,444	0.2
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	281,211	0.2
175,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	129,937	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	836,971	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,500	0.0
175,000		Sprint Nextel Corp., 7.875%, 09/15/23	134,313	0.1
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	387,801	0.2
950,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,080,881	0.6
275,000		Time Warner Cable, Inc., 4.125%, 02/15/21	290,988	0.2
50,000		Time Warner Cable, Inc., 5.000%, 02/01/20	54,340	0.0
50,000		Time Warner Cable, Inc., 5.875%, 11/15/40	51,927	0.0
100,000		Time Warner, Inc., 3.875%, 01/15/26	105,127	0.1
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	823,978	0.4
575,000		Verizon Communications, Inc., 4.150%, 03/15/24	626,446	0.3
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,676,838	0.9
			8,771,744	4.7

		Consumer, Cyclical: 2.5%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	1,000,072	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	295,344	0.2
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	399,141	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,348,895	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	590,187	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	404,063	0.2
275,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	279,252	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	267,500	0.2
50,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	49,897	0.0
			4,634,351	2.5

		Consumer, Non-cyclical: 6.7%
375,000		AbbVie, Inc., 2.500%, 05/14/20	382,376	0.2
975,000		Actavis Funding SCS, 2.350%, 03/12/18	986,906	0.5
250,000		Actavis Funding SCS, 3.450%, 03/15/22	259,973	0.1
335,000		Actavis Funding SCS, 3.800%, 03/15/25	349,266	0.2
300,000		Actavis Funding SCS, 4.850%, 06/15/44	320,818	0.2
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,157,313	0.6
975,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,026,602	0.5
150,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	168,009	0.1
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	877,128	0.5
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	497,502	0.3
200,000		Becton Dickinson and Co., 2.675%, 12/15/19	205,259	0.1
375,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	381,562	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	715,822	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
350,000		HCA, Inc., 6.500%, 02/15/20	$385,000	0.2
225,000	#	HJ Heinz Co., 2.800%, 07/02/20	230,761	0.1
325,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	346,856	0.2
400,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	425,728	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	397,591	0.2
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	270,348	0.1
200,000		Philip Morris International, Inc., 2.750%, 02/25/26	204,098	0.1
1,675,000		Reynolds American, Inc., 4.450%, 06/12/25	1,847,115	1.0
125,000		Stryker Corp., 2.625%, 03/15/21	127,596	0.1
175,000		Stryker Corp., 3.500%, 03/15/26	181,849	0.1
175,000		Thermo Fisher Scientific, Inc., 3.650%, 12/15/25	178,430	0.1
200,000		UnitedHealth Group, Inc., 4.625%, 07/15/35	223,516	0.1
425,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	488,712	0.3
			12,636,136	6.7

		Energy: 2.6%
350,000	L	Anadarko Petroleum Corp., 3.450%, 07/15/24	312,355	0.2
400,000		Antero Resources Corp., 5.625%, 06/01/23	370,000	0.2
420,000		Apache Corp., 4.250%, 01/15/44	360,141	0.2
400,000	L	ConocoPhillips Co., 3.350%, 11/15/24	387,291	0.2
175,000		ConocoPhillips Co., 4.200%, 03/15/21	182,781	0.1
150,000		ConocoPhillips Co., 4.950%, 03/15/26	156,962	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	206,056	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	112,878	0.1
75,000		Energy Transfer Partners L.P., 4.750%, 01/15/26	68,923	0.0
550,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	440,688	0.2
75,000		Enterprise Products Operating LLC, 7.034%, 01/15/68	76,238	0.0
275,000		Halliburton Co., 3.375%, 11/15/22	280,178	0.2
275,000		Halliburton Co., 3.800%, 11/15/25	275,496	0.2
50,000	L	Laredo Petroleum, Inc., 6.250%, 03/15/23	42,125	0.0
350,000		Occidental Petroleum Corp., 3.400%, 04/15/26	353,168	0.2
250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	249,061	0.1
175,000		Valero Energy Corp., 3.650%, 03/15/25	172,569	0.1
225,000		Western Gas Partners L.P., 3.950%, 06/01/25	193,214	0.1
425,000		Williams Partners L.P., 3.600%, 03/15/22	349,436	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	243,087	0.1
			4,832,647	2.6

		Financial: 11.5%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	328,009	0.2
200,000		American International Group, Inc., 3.750%, 07/10/25	200,238	0.1
50,000		Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25	50,217	0.0
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	380,089	0.2
550,000		American Express Co., 6.800%, 09/01/66	552,750	0.3
125,000		American Tower Corp., 3.300%, 02/15/21	127,335	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	205,366	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	473,118	0.3
550,000		Banco Bilbao Vizcaya Argentaria SA, 3.000%, 10/20/20	556,465	0.3
400,000		Bank of America Corp., 4.000%, 04/01/24	420,464	0.2
275,000		Bank of America Corp., 6.500%, 10/29/49	284,199	0.2
225,000	#	BNP Paribas SA, 7.625%, 12/29/49	226,687	0.1
325,000		Capital One Financial Corp., 4.200%, 10/29/25	329,851	0.2
250,000		Chubb Corp., 6.375%, 03/29/67	218,125	0.1
350,000		Citigroup, Inc., 5.875%, 12/29/49	338,625	0.2
350,000		Compass Bank, 5.500%, 04/01/20	372,783	0.2
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	215,959	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	404,531	0.2
425,000		Discover Financial Services, 3.750%, 03/04/25	414,620	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	346,832	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
306,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	$331,842	0.2
275,000		HCP, Inc., 4.250%, 11/15/23	276,612	0.1
875,000		ING Bank NV, 4.125%, 11/21/23	885,004	0.5
350,000		ING Groep NV, 6.000%, 12/31/49	329,219	0.2
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	609,750	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	588,740	0.3
575,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	539,544	0.3
500,000		JPMorgan Chase & Co., 5.300%, 12/29/49	502,500	0.3
1,700,000		KFW, 1.125%, 08/06/18	1,703,264	0.9
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	783,361	0.4
225,000	#	Macquarie, 6.625%, 04/07/21	256,374	0.1
250,000	#	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45	269,862	0.1
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	357,715	0.2
350,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/26	364,474	0.2
600,000		Morgan Stanley, 3.700%, 10/23/24	621,595	0.3
25,000		Morgan Stanley, 4.000%, 07/23/25	26,203	0.0
350,000		Morgan Stanley, 5.550%, 12/29/49	345,450	0.2
375,000	#	Nationwide Building Society, 3.900%, 07/21/25	396,425	0.2
50,000		Prudential Financial, Inc., 5.375%, 05/15/45	49,562	0.0
300,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	286,800	0.2
200,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	211,929	0.1
500,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	529,822	0.3
300,000		Santander Bank NA, 2.000%, 01/12/18	297,599	0.2
450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	445,591	0.2
625,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	592,997	0.3
150,000		Select Income REIT, 3.600%, 02/01/20	150,923	0.1
200,000		Select Income REIT, 4.150%, 02/01/22	198,796	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	471,103	0.3
775,000		Synchrony Financial, 3.000%, 08/15/19	788,063	0.4
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	434,243	0.2
400,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	429,755	0.2
575,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	575,630	0.3
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	296,214	0.2
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	280,501	0.1
			21,673,725	11.5

		Industrial: 0.7%
94,000		General Electric Capital Corp., 6.150%, 08/07/37	126,697	0.1
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	596,801	0.3
250,000		Roper Technologies, Inc., 3.000%, 12/15/20	255,814	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	398,438	0.2
			1,377,750	0.7

		Technology: 1.2%
425,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	439,876	0.2
300,000		Fiserv, Inc., 2.700%, 06/01/20	305,533	0.2
375,000	#	HP Enterprise Co., 4.900%, 10/15/25	386,993	0.2
500,000		Intel Corp., 3.700%, 07/29/25	548,542	0.3
400,000		Microsoft Corp., 3.125%, 11/03/25	420,742	0.2
200,000		Oracle Corp., 2.500%, 05/15/22	204,405	0.1
			2,306,091	1.2

		Utilities: 0.1%
250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	191,407	0.1

	Total Corporate Bonds/Notes
	(Cost $57,861,984)		58,022,778	30.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
418,829		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	386,316	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
EUR	479,756		CSEMC 15-1HWA, 2.750%, 04/20/20	$534,997	0.3
	400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	402,688	0.2
	650,000	#	FREMF Mortgage Trust, 3.685%, 01/25/48	573,071	0.3
	1,336,376		GS Mortgage Securities Trust 2007-GG10, 5.794%, 08/10/45	1,374,619	0.7

		Total Collateralized Mortgage Obligations
		(Cost $3,375,067)		3,271,691	1.7

MUNICIPAL BONDS: 1.1%
			California: 0.5%
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	526,200	0.3
	350,000		Bay Area Toll Authority, 7.043%, 04/01/50	514,668	0.2
				1,040,868	0.5

			Puerto Rico: 0.6%
	630,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	434,706	0.2
	85,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	55,252	0.0
	50,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/36	20,517	0.0
	50,000		Puerto Rico Sales Tax Financing Corp., 5.250%, 08/01/41	20,446	0.0
	1,000,000		Puerto Rico Sales Tax Financing Corp., 5.500%, 08/01/37	411,520	0.2
	195,000		Puerto Rico Sales Tax Financing Corp., 5.000%, 08/01/43	78,528	0.1
	150,000		Puerto Rico Sales Tax Financing Corp., 6.000%, 08/01/39	63,759	0.1
				1,084,728	0.6

		Total Municipal Bonds
		(Cost $2,303,791)		2,125,596	1.1

U.S. TREASURY OBLIGATIONS: 14.4%
			Treasury Inflation Indexed Protected Securities: 4.4%STRIP
	521,540		0.125%, due 04/15/17	527,696	0.3
	1,639,840		0.125%, due 04/15/18	1,669,616	0.9
	769,800		0.125%, due 01/15/23	777,232	0.4
	3,664,944		0.375%, due 07/15/23	3,780,357	2.0
	710,759		0.625%, due 01/15/24	741,022	0.4
	662,088		2.500%, due 01/15/29	832,989	0.4
				8,328,912	4.4

			U.S. Treasury Bonds: 6.5%STRIP
	500,000		2.125%, due 05/15/25	515,771	0.3
	800,000		2.875%, due 08/15/45	841,782	0.4
	1,100,000		3.625%, due 08/15/43	1,337,037	0.7
	7,200,000		3.625%, due 02/15/44	8,739,281	4.7
	600,000		3.750%, due 11/15/43	745,758	0.4
				12,179,629	6.5

			U.S. Treasury Notes: 3.0%STRIP
	2,500,000		1.500%, due 03/31/23	2,492,870	1.3
	600,000		0.750%, due 01/31/18	600,258	0.3
	2,600,000		1.000%, due 12/31/17	2,612,594	1.4
				5,705,722	3.0

			U.S. Treasury STRIP: 0.5%STRIP
	1,500,000	^	2.560%, due 08/15/36	895,596	0.5

		Total U.S. Treasury Obligations
		(Cost $26,348,647)		27,109,859	14.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.1%
			Federal Home Loan Bank: 1.3%STRIP
	900,000		2.625%, due 09/12/25	934,896	0.5
	1,300,000		2.875%, due 06/13/25	1,379,479	0.8
				2,314,375	1.3

			Federal Home Loan Mortgage Corporation: 3.7%##STRIP
	800,000		2.811%, due 01/25/25	834,223	0.4
	3,000,000		3.062%, due 12/25/24	3,187,237	1.7
	1,807,989		3.500%, due 04/01/43	1,896,200	1.0
	1,000,000		3.500%, due 03/01/46	1,047,910	0.6
	284,799	^	5.664%, due 07/15/39	46,369	0.0
				7,011,939	3.7

			Federal National Mortgage Association: 17.5%##STRIP
	8,000,000	W	3.000%, due 11/25/42	8,206,875	4.4
	37,675		3.500%, due 09/01/45	39,555	0.0
	792,017		3.500%, due 12/01/45	831,046	0.5
	791,543		3.500%, due 12/01/45	830,548	0.5
	395,205		3.500%, due 12/01/45	414,680	0.2
	4,556,492		3.500%, due 01/01/46	4,781,027	2.5
	4,651,232		3.500%, due 01/01/46	4,880,435	2.6
	4,653,941		3.500%, due 01/01/46	4,883,277	2.6
	459,195		3.500%, due 01/01/46	481,823	0.3
	116,975		3.500%, due 01/01/46	122,740	0.1
	419,361		3.500%, due 01/01/46	440,026	0.2
	4,000,000	W	4.000%, due 04/25/39	4,274,062	2.3
	453,078	^	5.267%, due 11/25/45	71,163	0.0
	1,925,780	^	5.267%, due 11/25/45	284,609	0.2
	417,195	^	5.667%, due 09/25/43	72,047	0.0
	498,948	^	5.667%, due 12/25/43	85,107	0.0
	976,592	^	5.717%, due 07/25/42	169,502	0.1
	593,669	^	5.817%, due 01/25/45	102,593	0.1
	889,268	^	5.817%, due 11/25/45	144,133	0.1
	714,611		6.000%, due 08/01/27	814,790	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
200,378		6.000%, due 09/01/35	$228,762	0.1
75,360		6.000%, due 09/01/36	86,268	0.1
57,806		6.000%, due 12/01/36	65,910	0.0
146,780		6.000%, due 07/01/37	168,943	0.1
150,159		6.000%, due 08/01/38	171,209	0.1
			32,651,130	17.5

		Government National Mortgage Association: 13.6%STRIP
4,772,760		4.000%, due 10/20/43	5,107,318	2.7
11,000,000	W	4.000%, due 04/01/44	11,759,257	6.3
4,809,595		4.000%, due 07/20/45	5,147,618	2.7
2,319,667		4.000%, due 10/20/45	2,484,165	1.3
661,760	^	5.168%, due 09/20/44	97,767	0.1
956,017	^	5.218%, due 01/20/46	144,826	0.1
1,511,803	^	5.278%, due 08/20/45	230,360	0.1
374,938	^	5.318%, due 03/20/40	55,937	0.0
135,819	^	5.668%, due 09/20/43	22,131	0.0
894,809	^	5.668%, due 11/20/43	146,389	0.1
148,751	^	5.668%, due 03/20/44	24,787	0.0
409,582	^	5.718%, due 06/20/43	65,970	0.0
458,654	^	5.768%, due 09/20/45	78,934	0.0
469,109	^	5.768%, due 11/20/45	80,734	0.1
623,476	^	5.818%, due 02/20/40	103,339	0.1
244,444	^	5.818%, due 12/20/42	39,298	0.0
			25,588,830	13.6

	Total U.S. Government Agency Obligations
	(Cost $66,801,334)		67,566,274	36.1

ASSET-BACKED SECURITIES: 11.6%
		Other Asset-Backed Securities: 11.6%
250,000	#	B&M CLO 2014-1 Ltd., 2.570%, 04/16/26	236,108	0.1
343,492	#	Bank of America Student Loan Trust 2010-1 A, 1.419%, 02/25/43	334,564	0.2
56,502	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	56,540	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 2.158%, 12/31/27	1,557,760	0.8
856,281	#	Edsouth Indenture No 9 LLC, 1.233%, 10/25/56	827,563	0.4
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.219%, 04/25/27	647,560	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 2.074%, 04/20/27	781,921	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 2.009%, 07/25/27	1,019,081	0.5
1,583,955	#	ICG US CLO 2014-1 Ltd., 1.774%, 04/20/26	1,545,161	0.8
416,045	#	ICG US CLO 2014-1 Ltd., 2.374%, 04/20/26	385,973	0.2
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.508%, 03/20/25	1,154,400	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.784%, 10/18/26	2,485,995	1.3
227,273	#	Regatta IV Funding Ltd. 2014-1A B, 2.629%, 07/25/26	219,066	0.1
381,732	#	Scholar Funding Trust 2010-A A, 1.371%, 10/28/41	355,598	0.2
751,516	#	SLM Student Loan Trust 2003-1 A5A, 0.744%, 12/15/32	678,175	0.4
897,951		SLM Student Loan Trust 2005-4 A3, 0.739%, 01/25/27	843,422	0.5
500,000		SLM Student Loan Trust 2007-1 A5, 0.709%, 01/26/26	475,190	0.3
750,000		SLM Student Loan Trust 2007-2 A4, 0.679%, 07/25/22	688,661	0.4
211,709		SLM Student Loan Trust 2008-2 A3, 1.369%, 04/25/23	203,377	0.1
550,000		SLM Student Loan Trust 2008-4 A4, 2.269%, 01/24/17	548,209	0.3
450,000		SLM Student Loan Trust 2008-5 A4, 2.319%, 07/25/23	452,077	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.152%, 04/15/27	1,632,129	0.9
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.672%, 04/15/27	282,104	0.2
900,000	#	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, 2.620%, 01/15/47	900,197	0.5
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.376%, 07/15/26	954,800	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.132%, 07/15/27	976,066	0.5
578,402		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 0.663%, 04/25/37	471,437	0.3
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,065,240	0.6

	Total Asset-Backed Securities
	(Cost $22,071,355)		21,778,374	11.6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 5.4%
	300,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28	$257,250	0.1
BRL	518,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/50	390,472	0.2
EUR	1,265,200		Buoni Poliennali, 2.350%, 09/15/19	1,584,152	0.9
	520,000		Colombia Government International Bond, 4.000%, 02/26/24	523,900	0.3
	200,000	#	Costa Rica Government International Bond, 7.158%, 03/12/45	181,750	0.1
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	160,800	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	341,700	0.2
	100,000		Dominican Republic International Bond, 6.850%, 01/27/45	99,500	0.1
	160,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	170,400	0.1
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	201,437	0.1
	400,000	L	Indonesia Government International Bond, 5.375%, 10/17/23	440,304	0.2
	1,039,000		Israel Aid Bond, 5.500%, 12/04/23	1,286,915	0.7
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,696,438	0.9
MXN	4,040,400		Mexican Bonos, 7.750%, 11/23/34	264,405	0.1
	640,000		Mexico Government International Bond, 4.600%, 01/23/46	626,400	0.3
	150,000		Mexico Government International Bond, 4.750%, 03/08/44	150,000	0.1
	10,000		Petroleos de Venezuela SA, 5.375%, 04/12/27	3,199	0.0
	120,000		Petroleos de Venezuela SA, 6.000%, 11/15/26	37,320	0.0
	130,000		Petroleos de Venezuela SA, 6.000%, 05/16/24	40,462	0.0
	60,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	22,500	0.0
EUR	120,000	#	Spain Government Bond, 5.500%, 04/30/21	171,130	0.1
EUR	1,085,271	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	1,281,793	0.7
	310,000		Venezuela Government International Bond, 6.000%, 12/09/20	105,400	0.1
	70,000		Venezuela Government International Bond, 7.750%, 10/13/19	26,600	0.0
	100,000		Venezuela Government International Bond, 8.250%, 10/13/24	34,500	0.0
	50,000		Venezuela Government International Bond, 9.250%, 05/07/28	17,875	0.0
	10,000		Venezuela Government International Bond, 9.000%, 05/07/23	3,550	0.0
	30,000		Venezuela Government International Bond, 11.750%, 10/21/26	11,925	0.0
	50,000		Venezuela Government International Bond, 11.950%, 08/05/31	20,000	0.0
	30,000		Venezuela Government International Bond, 12.750%, 08/23/22	13,050	0.0

		Total Foreign Government Bonds
		(Cost $10,126,566)		10,165,127	5.4

		Total Long-Term Investments
		(Cost $188,888,744)		190,039,699	101.2

SHORT-TERM INVESTMENTS: 6.2%
			Commercial Paper: 0.8%
	1,500,000	#	Barclays Bank PLC, 1.222%, 04/13/16 (Cost $1,500,000)	1,499,976	0.8

			Securities Lending Collateralcc: 0.5%
	500,182		Deutsche Bank AG, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $500,186, collateralized by various U.S. Government Securities, 0.000%-9.000%, Market Value plus accrued interest $510,186, due 04/07/16-09/09/49)	500,182	0.3
	500,000		Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $500,004, collateralized by various U.S. Government Securities, 0.084%-4.500%, Market Value plus accrued interest $510,004, due 01/31/17-02/15/45)	500,000	0.2
				1,000,182	0.5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.9%
9,215,063	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $9,215,063)	$9,215,063	4.9

	Total Short-Term Investments
	(Cost $11,715,245)	11,715,221	6.2

	Total Investments in Securities (Cost $200,603,989)	$201,754,920	107.4
	Liabilities in Excess of Other Assets	(13,841,755)	(7.4)
	Net Assets	$187,913,165	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $200,610,391.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,138,612
Gross Unrealized Depreciation	(1,994,083)

Net Unrealized Appreciation	$1,144,529

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$58,022,778	$–	$58,022,778
Collateralized Mortgage Obligations	–	2,736,694	534,997	3,271,691
Municipal Bonds	–	2,125,596	–	2,125,596
Short-Term Investments	9,215,063	2,500,158	–	11,715,221
Foreign Government Bonds	–	10,165,127	–	10,165,127
U.S. Treasury Obligations	–	27,109,859	–	27,109,859
Asset-Backed Securities	–	21,778,374	–	21,778,374
U.S. Government Agency Obligations	–	67,566,274	–	67,566,274
Total Investments, at fair value	$9,215,063	$192,004,860	$534,997	$201,754,920
Other Financial Instruments+
Centrally Cleared Swaps	–	978,510	–	978,510
Forward Foreign Currency Contracts	–	1,326,753	–	1,326,753
Futures	27,176	–	–	27,176
Total Assets	$9,242,239	$194,310,123	$534,997	$204,087,359
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,102,201)	$–	$(1,102,201)
Forward Foreign Currency Contracts	–	(1,119,714)	–	(1,119,714)
Futures	(58,070)	–	–	(58,070)
Sales Commitments	–	(9,433,559)	–	(9,433,559)
Total Liabilities	$(58,070)	$(11,655,474)	$–	$(11,713,544)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Brazilian Real	604,837	Buy	04/04/16	165,000	168,214	$3,214
Bank of America	Brazilian Real	363,865	Buy	04/04/16	99,000	101,196	2,196
Bank of America	Australian Dollar	434,000	Buy	04/26/16	332,294	332,347	53
Bank of America	Russian Ruble	10,812,505	Buy	04/04/16	145,000	160,936	15,936
Bank of America	EU Euro	147,000	Buy	04/26/16	626,808	626,259	(549)
Bank of America	Hungarian Forint	47,438,415	Buy	04/26/16	152,716	150,718	(1,998)
Bank of America	Japanese Yen	37,246,440	Buy	04/26/16	330,000	331,170	1,170
Bank of America	Polish Zloty	643,757	Buy	04/26/16	149,000	151,813	2,813
Bank of America	Polish Zloty	653,509	Buy	04/26/16	152,000	154,010	2,010
Bank of America	New Zealand Dollar	988,000	Buy	04/26/16	658,804	682,107	23,303
Bank of America	Swedish Krona	29,428,458	Buy	04/26/16	3,155,537	3,190,263	34,726
Bank of America	Australian Dollar	193,000	Buy	04/28/16	144,466	147,781	3,315
Bank of America	Canadian Dollar	122,307	Buy	04/06/16	87,898	94,173	6,275
Bank of America	Japanese Yen	276,337,373	Buy	04/26/16	2,437,579	2,457,005	19,426
Barclays Bank PLC	Chinese Offshore Yuan	1,181,207	Buy	09/01/16	172,246	181,386	9,140
Barclays Bank PLC	EU Euro	148,000	Buy	04/26/16	1,365,887	1,366,028	141
Barclays Bank PLC	Canadian Dollar	217,011	Buy	04/26/16	166,000	167,097	1,097
Barclays Bank PLC	Indian Rupee	11,137,913	Buy	04/18/16	165,000	167,827	2,827
Barclays Bank PLC	EU Euro	292,000	Buy	04/26/16	228,757	232,668	3,911
Barclays Bank PLC	EU Euro	113,636	Buy	04/26/16	1,046,512	1,046,896	384
Barclays Bank PLC	New Zealand Dollar	248,000	Buy	04/26/16	164,381	171,217	6,836
Barclays Bank PLC	Indian Rupee	11,464,989	Buy	04/07/16	166,000	173,048	7,048
Barclays Bank PLC	South African Rand	1,010,139	Buy	04/26/16	66,000	68,125	2,125
Barclays Bank PLC	Australian Dollar	441,000	Buy	04/26/16	329,377	337,708	8,331
Barclays Bank PLC	Chinese Yuan	291,148	Buy	05/19/16	44,080	44,949	869
Barclays Bank PLC	Chinese Yuan	1,125,903	Buy	08/18/16	169,024	172,773	3,749

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Chinese Yuan	1,142,031	Buy	08/05/16	168,665	175,402	$6,737
Barclays Bank PLC	Chinese Yuan	1,394,493	Buy	08/16/16	207,144	214,018	6,874
BNP Paribas Bank	Chinese Offshore Yuan	4,206,793	Buy	09/01/16	617,556	645,996	28,440
BNP Paribas Bank	Russian Ruble	21,008,182	Buy	04/11/16	305,627	312,062	6,435
BNP Paribas Bank	Hungarian Forint	46,247,229	Buy	04/26/16	147,000	147,195	195
BNP Paribas Bank	Mexican Peso	89,838	Buy	04/26/16	5,065	5,189	124
BNP Paribas Bank	Malaysian Ringgit	681,929	Buy	04/25/16	170,734	175,559	4,825
BNP Paribas Bank	EU Euro	148,000	Buy	04/26/16	116,324	117,763	1,439
BNP Paribas Bank	Malaysian Ringgit	681,567	Buy	04/01/16	165,000	174,694	9,694
BNP Paribas Bank	Hungarian Forint	2,545,981	Buy	04/26/16	8,129	8,099	(30)
BNP Paribas Bank	Taiwan New Dollar	21,374,100	Buy	04/21/16	660,000	664,637	4,637
BNP Paribas Bank	EU Euro	296,000	Buy	04/26/16	332,068	337,042	4,974
BNP Paribas Bank	EU Euro	148,000	Buy	04/26/16	634,969	633,372	(1,597)
BNP Paribas Bank	Indian Rupee	11,470,364	Buy	04/07/16	166,000	173,129	7,129
BNP Paribas Bank	EU Euro	148,000	Buy	04/26/16	164,576	168,521	3,945
BNP Paribas Bank	New Zealand Dollar	108,206	Buy	04/26/16	72,181	74,705	2,524
BNP Paribas Bank	British Pound	104,720	Buy	04/26/16	148,617	150,414	1,797
BNP Paribas Bank	Norwegian Krone	2,005,814	Buy	04/26/16	235,399	242,380	6,981
Citigroup, Inc.	Chinese Offshore Yuan	4,292,097	Buy	09/01/16	627,316	659,095	31,779
Citigroup, Inc.	Chinese Offshore Yuan	2,365,375	Buy	09/01/16	349,000	363,228	14,228
Citigroup, Inc.	Indian Rupee	12,322,269	Buy	04/07/16	185,660	185,988	328
Citigroup, Inc.	Brazilian Real	301,362	Buy	04/04/16	82,061	83,813	1,752
Citigroup, Inc.	Russian Ruble	16,175,928	Buy	04/26/16	237,785	239,243	1,458
Citigroup, Inc.	Russian Ruble	34,529,828	Buy	04/22/16	494,619	511,290	16,671
Citigroup, Inc.	Malaysian Ringgit	693,649	Buy	04/01/16	166,000	177,790	11,790
Citigroup, Inc.	Colombian Peso	238,805,447	Buy	04/04/16	74,435	79,589	5,154
Citigroup, Inc.	Indonesian Rupiah	2,209,114,222	Buy	05/02/16	166,000	167,513	1,513
Citigroup, Inc.	Russian Ruble	12,349,155	Buy	04/04/16	166,000	183,808	17,808
Citigroup, Inc.	Indonesian Rupiah	2,163,630,150	Buy	04/14/16	165,000	163,490	(1,510)
Citigroup, Inc.	Swedish Krona	121,740	Buy	04/26/16	13,105	13,190	85
Citigroup, Inc.	EU Euro	149,000	Buy	04/26/16	116,193	118,958	2,765
Citigroup, Inc.	British Pound	55,636	Buy	04/26/16	78,847	79,913	1,066
Citigroup, Inc.	Russian Ruble	25,429,727	Buy	04/08/16	335,781	378,067	42,286
Citigroup, Inc.	EU Euro	144,788	Buy	04/26/16	158,454	158,366	(88)
Citigroup, Inc.	EU Euro	148,000	Buy	04/26/16	1,375,897	1,374,804	(1,093)
Citigroup, Inc.	New Zealand Dollar	157,884	Buy	04/26/16	105,113	109,002	3,889
Citigroup, Inc.	Russian Ruble	32,528,964	Buy	04/20/16	439,159	481,941	42,782
Citigroup, Inc.	South African Rand	1,025,515	Buy	04/26/16	66,000	69,162	3,162
Citigroup, Inc.	EU Euro	106,695	Buy	04/26/16	992,562	991,692	(870)
Citigroup, Inc.	New Zealand Dollar	116,967	Buy	04/26/16	78,973	80,753	1,780
Credit Suisse Group AG	Japanese Yen	7,439,706	Buy	04/26/16	66,327	66,149	(178)
Credit Suisse Group AG	Russian Ruble	3,673,500	Buy	04/18/16	53,222	54,457	1,235
Credit Suisse Group AG	Russian Ruble	4,618,350	Buy	04/25/16	66,000	68,325	2,325
Credit Suisse Group AG	Colombian Peso	502,792,420	Buy	05/02/16	166,000	167,439	1,439
Credit Suisse Group AG	Russian Ruble	26,480,767	Buy	04/18/16	369,908	392,560	22,652
Credit Suisse Group AG	Colombian Peso	214,876,200	Buy	04/04/16	66,000	71,613	5,613
Credit Suisse Group AG	British Pound	116,867	Buy	04/26/16	148,000	147,342	(658)
Credit Suisse Group AG	Russian Ruble	9,281,316	Buy	04/14/16	132,000	137,748	5,748
Credit Suisse Group AG	Russian Ruble	4,741,836	Buy	04/18/16	66,000	70,294	4,294
Credit Suisse Group AG	EU Euro	146,000	Buy	04/26/16	165,164	166,243	1,079
Credit Suisse Group AG	Colombian Peso	670,449,572	Buy	05/13/16	220,036	222,921	2,885
Credit Suisse Group AG	EU Euro	151,000	Buy	04/26/16	165,392	165,154	(238)
Credit Suisse Group AG	EU Euro	153,000	Buy	06/15/16	165,310	167,311	2,001
Deutsche Bank AG	Mexican Peso	2,859,724	Buy	04/26/16	166,000	165,187	(813)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Taiwan New Dollar	10,697,372	Buy	04/26/16	332,000	332,715	$715
Deutsche Bank AG	Indonesian Rupiah	2,189,525,250	Buy	04/18/16	165,000	165,576	576
Deutsche Bank AG	Indonesian Rupiah	2,159,505,150	Buy	04/21/16	165,000	163,401	(1,599)
Deutsche Bank AG	Indonesian Rupiah	2,193,065,325	Buy	04/07/16	165,000	165,487	487
Deutsche Bank AG	Indonesian Rupiah	3,803,645,800	Buy	04/11/16	290,000	287,244	(2,756)
Deutsche Bank AG	EU Euro	150,000	Buy	04/26/16	1,396,608	1,395,239	(1,369)
Deutsche Bank AG	Turkish Lira	483,835	Buy	04/26/16	165,000	170,607	5,607
Deutsche Bank AG	Hungarian Forint	155,451,804	Buy	04/26/16	550,272	563,279	13,007
Deutsche Bank AG	Mexican Peso	42,119,051	Buy	04/26/16	2,357,102	2,432,930	75,828
Deutsche Bank AG	Chinese Yuan	1,151,525	Buy	07/26/16	170,566	176,979	6,413
Deutsche Bank AG	Chinese Yuan	584,417	Buy	08/03/16	86,363	89,771	3,408
Deutsche Bank AG	Chinese Yuan	291,607	Buy	07/26/16	43,048	44,817	1,769
Deutsche Bank AG	Chinese Yuan	1,229,581	Buy	08/02/16	181,958	188,887	6,929
Deutsche Bank AG	Chinese Offshore Yuan	1,170,698	Buy	09/01/16	172,000	179,773	7,773
Deutsche Bank AG	Chinese Offshore Yuan	1,177,221	Buy	09/01/16	178,000	180,774	2,774
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,189,666	Buy	09/01/16	175,000	182,685	7,685
JPMorgan Chase & Co.	Indian Rupee	11,378,791	Buy	04/04/16	170,226	171,826	1,600
JPMorgan Chase & Co.	Brazilian Real	619,969	Buy	04/04/16	165,000	172,422	7,422
JPMorgan Chase & Co.	Russian Ruble	5,319,110	Buy	04/04/16	72,052	79,171	7,119
JPMorgan Chase & Co.	Indonesian Rupiah	2,213,501,000	Buy	04/04/16	165,187	166,931	1,744
JPMorgan Chase & Co.	Mexican Peso	2,900,946	Buy	04/26/16	166,000	167,568	1,568
JPMorgan Chase & Co.	Malaysian Ringgit	673,923	Buy	04/21/16	165,000	173,353	8,353
JPMorgan Chase & Co.	Mexican Peso	2,902,547	Buy	04/26/16	166,000	167,660	1,660
JPMorgan Chase & Co.	Indonesian Rupiah	1,538,927,475	Buy	04/25/16	117,118	116,536	(582)
JPMorgan Chase & Co.	Mexican Peso	2,896,651	Buy	04/26/16	165,000	167,320	2,320
JPMorgan Chase & Co.	Malaysian Ringgit	674,702	Buy	04/20/16	165,000	173,517	8,517
JPMorgan Chase & Co.	Mexican Peso	2,919,579	Buy	04/26/16	165,000	168,644	3,644
JPMorgan Chase & Co.	Polish Zloty	5,901,956	Buy	04/26/16	1,492,081	1,581,223	89,142
JPMorgan Chase & Co.	EU Euro	2,009,052	Buy	05/19/16	2,254,458	2,289,297	34,839
JPMorgan Chase & Co.	Chinese Yuan	2,320,848	Buy	07/12/16	340,064	357,030	16,966
JPMorgan Chase & Co.	Chinese Yuan	3,463,724	Buy	07/11/16	506,812	532,880	26,068
Morgan Stanley	Chinese Offshore Yuan	659,181	Buy	09/01/16	96,664	101,224	4,560
Morgan Stanley	Brazilian Real	604,380	Buy	04/04/16	164,867	168,087	3,220
Morgan Stanley	Brazilian Real	615,403	Buy	04/04/16	165,000	171,152	6,152
Morgan Stanley	Brazilian Real	242,365	Buy	04/04/16	66,000	67,405	1,405
Morgan Stanley	Russian Ruble	11,324,337	Buy	04/29/16	166,000	167,342	1,342
Morgan Stanley	Brazilian Real	654,010	Buy	04/04/16	166,000	181,889	15,889
Morgan Stanley	Russian Ruble	9,589,793	Buy	04/11/16	132,000	142,450	10,450
Morgan Stanley	Russian Ruble	11,293,755	Buy	04/21/16	165,000	167,277	2,277
Morgan Stanley	Malaysian Ringgit	626,286	Buy	04/08/16	151,734	160,660	8,926
Morgan Stanley	EU Euro	147,000	Buy	04/26/16	165,723	167,382	1,659
Morgan Stanley	New Zealand Dollar	246,000	Buy	04/26/16	164,428	169,836	5,408
Morgan Stanley	Mexican Peso	2,962,284	Buy	04/26/16	165,000	171,111	6,111
The Royal Bank of Canada	Brazilian Real	666,333	Buy	04/04/16	165,842	185,316	19,474
The Royal Bank of Canada	British Pound	117,247	Buy	04/26/16	148,000	147,887	(113)
The Royal Bank of Canada	Canadian Dollar	428,289	Buy	04/26/16	330,000	329,779	(221)
The Royal Bank of Canada	Australian Dollar	311,696	Buy	04/26/16	233,100	238,690	5,590

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland Group PLC	Turkish Lira	474,133	Buy	04/26/16	166,000	167,186	$1,186
The Royal Bank of Scotland Group PLC	Colombian Peso	102,805,303	Buy	04/11/16	31,789	34,256	2,467
The Royal Bank of Scotland Group PLC	Colombian Peso	216,767,925	Buy	04/04/16	66,000	72,244	6,244
The Royal Bank of Scotland Group PLC	EU Euro	148,000	Buy	04/26/16	631,079	630,524	(555)
The Royal Bank of Scotland Group PLC	Colombian Peso	414,971,040	Buy	04/11/16	132,000	138,273	6,273
The Royal Bank of Scotland Group PLC	Colombian Peso	210,901,812	Buy	04/15/16	66,000	70,267	4,267
The Royal Bank of Scotland Group PLC	British Pound	233,651	Buy	04/26/16	296,000	294,563	(1,437)
The Royal Bank of Scotland Group PLC	EU Euro	146,000	Buy	04/26/16	1,372,093	1,372,534	441
The Royal Bank of Scotland Group PLC	Turkish Lira	477,680	Buy	04/26/16	165,000	168,436	3,436
The Royal Bank of Scotland Group PLC	EU Euro	149,000	Buy	04/26/16	115,693	119,177	3,484
The Royal Bank of Scotland Group PLC	Norwegian Krone	2,807,454	Buy	04/26/16	296,000	298,208	2,208
The Royal Bank of Scotland Group PLC	Turkish Lira	482,676	Buy	04/26/16	165,000	170,198	5,198
Standard Chartered PLC	EU Euro	297,000	Buy	04/26/16	331,654	338,180	6,526
Standard Chartered PLC	Australian Dollar	219,000	Buy	04/26/16	165,091	167,705	2,614
Standard Chartered PLC	Malaysian Ringgit	1,345,085	Buy	04/11/16	329,000	345,269	16,269
Standard Chartered PLC	South African Rand	2,026,736	Buy	04/26/16	132,000	136,686	4,686
Standard Chartered PLC	Indian Rupee	11,110,193	Buy	04/18/16	165,000	167,409	2,409
Standard Chartered PLC	New Zealand Dollar	139,393	Buy	04/26/16	91,947	96,236	4,289
Standard Chartered PLC	Indian Rupee	23,572,815	Buy	04/07/16	341,042	355,799	14,757
Standard Chartered PLC	EU Euro	943,005	Buy	04/26/16	1,054,619	1,073,756	19,137
Standard Chartered PLC	Chinese Yuan	2,302,331	Buy	07/21/16	337,932	353,967	16,035
Standard Chartered PLC	Chinese Yuan	2,286,437	Buy	07/22/16	337,943	351,500	13,557
Standard Chartered PLC	Chinese Offshore Yuan	1,179,781	Buy	09/01/16	172,000	181,167	9,167
Standard Chartered PLC	Chinese Offshore Yuan	1,188,539	Buy	09/01/16	175,000	182,512	7,512
State Street Bank	EU Euro	142,861	Buy	04/26/16	161,590	162,669	1,079
State Street Bank	Norwegian Krone	1,378,544	Buy	04/26/16	145,000	146,477	1,477
State Street Bank	British Pound	60,492	Buy	04/26/16	85,379	86,888	1,509
State Street Bank	EU Euro	149,000	Buy	04/26/16	1,378,657	1,378,363	(294)
State Street Bank	EU Euro	148,000	Buy	04/26/16	1,366,277	1,366,370	93
State Street Bank	Mexican Peso	2,935,020	Buy	04/26/16	165,000	169,536	4,536
State Street Bank	Swedish Krona	23,520,509	Buy	04/26/16	2,532,409	2,548,360	15,951
State Street Bank	South African Rand	13,021,360	Buy	04/26/16	834,863	878,182	43,319
UBS AG	Chinese Offshore Yuan	1,184,048	Buy	09/01/16	172,000	181,823	9,823
UBS AG	Brazilian Real	619,508	Buy	04/04/16	165,000	172,294	7,294
UBS AG	Brazilian Real	624,637	Buy	04/04/16	165,000	173,720	8,720
UBS AG	South Korean Won	866,939,339	Buy	04/08/16	716,894	757,829	40,935
UBS AG	EU Euro	149,000	Buy	04/26/16	637,406	636,295	(1,111)
UBS AG	Brazilian Real	666,209	Buy	04/04/16	166,000	185,282	19,282
UBS AG	Taiwan New Dollar	5,381,475	Buy	04/18/16	165,000	167,316	2,316
UBS AG	EU Euro	146,000	Buy	04/26/16	164,866	166,243	1,377
UBS AG	Swiss Franc	162,151	Buy	04/26/16	148,000	148,281	281
UBS AG	EU Euro	149,000	Buy	04/26/16	165,332	169,659	4,327
UBS AG	EU Euro	148,000	Buy	04/26/16	114,695	118,474	3,779

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	Australian Dollar	220,000	Buy	04/26/16	164,573	168,471	$3,898
UBS AG	Turkish Lira	481,388	Buy	04/26/16	165,000	169,744	4,744
UBS AG	Swiss Franc	162,799	Buy	04/26/16	148,000	148,955	955
UBS AG	Polish Zloty	651,133	Buy	04/26/16	151,000	153,512	2,512
UBS AG	Swedish Krona	1,404,603	Buy	04/26/16	150,000	152,354	2,354
UBS AG	British Pound	908,000	Buy	04/07/16	1,300,442	1,304,124	3,682
UBS AG	Swiss Franc	163,823	Buy	06/15/16	150,276	149,829	(447)
UBS AG	Norwegian Krone	2,878,260	Buy	06/15/16	304,000	304,996	996
Westpac	Chinese Offshore Yuan	1,182,006	Buy	09/01/16	172,000	181,509	9,509
Westpac	Indonesian Rupiah	2,213,501,000	Buy	04/18/16	166,742	167,389	647
Westpac	New Zealand Dollar	242,000	Buy	04/26/16	165,828	167,075	1,247
Westpac	Australian Dollar	186,150	Buy	04/26/16	140,513	142,549	2,036
Westpac	New Zealand Dollar	241,000	Buy	04/26/16	164,637	166,385	1,748
Westpac	New Zealand Dollar	148,531	Buy	04/26/16	98,558	102,545	3,987
							$1,280,077

Bank of America	Indian Rupee	11,248,160	Sell	04/04/16	166,000	169,854	$(3,854)
Bank of America	EU Euro	145,000	Sell	04/26/16	164,543	165,105	(562)
Bank of America	Chinese Offshore Yuan	1,098,764	Sell	06/15/16	166,000	169,427	(3,427)
Barclays Bank PLC	Chinese Offshore Yuan	291,148	Sell	05/19/16	44,080	44,958	(878)
Barclays Bank PLC	Chinese Offshore Yuan	1,125,058	Sell	08/18/16	169,024	172,890	(3,866)
Barclays Bank PLC	Chinese Offshore Yuan	1,141,356	Sell	08/05/16	168,665	175,514	(6,849)
Barclays Bank PLC	Chinese Offshore Yuan	1,393,665	Sell	08/16/16	207,144	214,190	(7,046)
Barclays Bank PLC	Chinese Offshore Yuan	2,357,327	Sell	09/01/16	347,000	361,992	(14,992)
Barclays Bank PLC	Chinese Offshore Yuan	4,065,346	Sell	09/01/16	610,412	624,275	(13,863)
Barclays Bank PLC	EU Euro	146,000	Sell	04/26/16	165,915	166,243	(328)
Barclays Bank PLC	Taiwan New Dollar	5,506,710	Sell	04/18/16	167,990	171,210	(3,220)
Barclays Bank PLC	Canadian Dollar	220,077	Sell	04/26/16	166,000	169,458	(3,458)
Barclays Bank PLC	New Zealand Dollar	244,000	Sell	04/26/16	164,421	168,456	(4,035)
Barclays Bank PLC	Taiwan New Dollar	23,998,509	Sell	04/26/16	728,132	746,414	(18,282)
BNP Paribas Bank	Indian Rupee	11,170,398	Sell	04/18/16	166,947	168,316	(1,369)
BNP Paribas Bank	Indian Rupee	11,301,029	Sell	04/04/16	166,000	170,652	(4,652)
BNP Paribas Bank	South Korean Won	450,134,510	Sell	04/28/16	385,557	392,829	(7,272)
BNP Paribas Bank	EU Euro	148,000	Sell	04/26/16	165,241	168,520	(3,279)
BNP Paribas Bank	Japanese Yen	38,859,779	Sell	04/26/16	342,673	345,515	(2,842)
BNP Paribas Bank	United Arab Emirates Dirham	466,325	Sell	12/07/16	126,305	126,682	(377)
Citigroup, Inc.	United Arab Emirates Dirham	2,359,360	Sell	08/11/16	640,000	641,749	(1,749)
Citigroup, Inc.	United Arab Emirates Dirham	2,697,054	Sell	08/11/16	732,000	733,602	(1,602)
Citigroup, Inc.	Chinese Offshore Yuan	1,204,710	Sell	09/01/16	184,226	184,995	(769)
Citigroup, Inc.	Brazilian Real	297,903	Sell	04/04/16	82,061	82,851	(790)
Citigroup, Inc.	Indian Rupee	12,322,269	Sell	04/18/16	185,325	185,672	(347)
Citigroup, Inc.	New Zealand Dollar	95,895	Sell	04/26/16	66,269	66,205	64
Citigroup, Inc.	British Pound	408,512	Sell	04/07/16	581,259	586,730	(5,471)
Citigroup, Inc.	Malaysian Ringgit	1,219,001	Sell	04/08/16	298,081	312,708	(14,627)
Citigroup, Inc.	South Korean Won	199,573,275	Sell	04/11/16	165,000	174,412	(9,412)
Citigroup, Inc.	South Korean Won	198,891,000	Sell	04/08/16	165,000	173,859	(8,859)
Citigroup, Inc.	Malaysian Ringgit	669,702	Sell	04/28/16	166,000	172,520	(6,520)
Citigroup, Inc.	Taiwan New Dollar	14,134,279	Sell	04/19/16	430,398	439,471	(9,073)
Citigroup, Inc.	Japanese Yen	8,214,153	Sell	04/26/16	72,384	73,035	(651)
Citigroup, Inc.	EU Euro	304,939	Sell	04/26/16	340,286	347,220	(6,934)
Citigroup, Inc.	Swedish Krona	604,375	Sell	04/26/16	72,342	74,504	(2,162)
Citigroup, Inc.	South African Rand	1,002,209	Sell	04/26/16	66,000	67,591	(1,591)
Citigroup, Inc.	Indonesian Rupiah	4,455,238,111	Sell	04/07/16	328,315	336,188	(7,873)
Citigroup, Inc.	Australian Dollar	933,477	Sell	04/26/16	692,911	714,836	(21,925)
Citigroup, Inc.	Singapore Dollar	1,696,033	Sell	04/26/16	1,225,856	1,258,202	(32,346)
Citigroup, Inc.	Canadian Dollar	784,087	Sell	04/26/16	587,489	603,741	(16,252)
Citigroup, Inc.	Taiwan New Dollar	5,835,048	Sell	04/14/16	175,596	181,386	(5,790)
Citigroup, Inc.	Colombian Peso	205,339,615	Sell	04/28/16	60,923	68,390	(7,467)
Citigroup, Inc.	South Korean Won	210,345,510	Sell	04/25/16	171,127	183,613	(12,486)
Credit Suisse Group AG	Russian Ruble	4,536,444	Sell	04/18/16	66,000	67,250	(1,250)
Credit Suisse Group AG	Russian Ruble	4,497,253	Sell	04/22/16	66,000	66,592	(592)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Canadian Dollar	139,327	Sell	04/26/16	105,019	107,281	$(2,262)
Deutsche Bank AG	South Korean Won	385,498,488	Sell	04/25/16	331,000	336,506	(5,506)
Deutsche Bank AG	Hong Kong Sar Dollar	2,576,453	Sell	04/26/16	332,000	332,184	(184)
Deutsche Bank AG	Thai Baht	15,178,132	Sell	04/26/16	436,153	431,222	4,931
Deutsche Bank AG	Indian Rupee	29,328,268	Sell	04/07/16	424,986	442,670	(17,684)
Deutsche Bank AG	Indonesian Rupiah	2,353,457,400	Sell	04/25/16	171,785	178,215	(6,430)
Deutsche Bank AG	Chinese Offshore Yuan	1,204,455	Sell	09/01/16	183,000	184,956	(1,956)
Deutsche Bank AG	Chinese Offshore Yuan	3,785,116	Sell	09/01/16	568,507	581,244	(12,737)
Deutsche Bank AG	Chinese Offshore Yuan	3,612,420	Sell	09/01/16	549,000	554,724	(5,724)
Deutsche Bank AG	Chinese Offshore Yuan	1,150,894	Sell	07/26/16	170,566	177,072	(6,506)
Deutsche Bank AG	Chinese Offshore Yuan	584,072	Sell	08/03/16	86,363	89,826	(3,463)
Deutsche Bank AG	Chinese Offshore Yuan	291,434	Sell	07/26/16	43,048	44,839	(1,791)
Deutsche Bank AG	Chinese Offshore Yuan	1,228,762	Sell	08/02/16	181,958	188,984	(7,026)
Deutsche Bank AG	Chinese Offshore Yuan	1,190,882	Sell	09/01/16	174,000	182,872	(8,872)
JPMorgan Chase & Co.	Chinese Offshore Yuan	7,604,509	Sell	04/26/16	1,163,160	1,175,428	(12,268)
JPMorgan Chase & Co.	Chinese Offshore Yuan	3,465,077	Sell	07/11/16	506,812	533,540	(26,728)
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,113,252	Sell	09/01/16	166,000	170,951	(4,951)
JPMorgan Chase & Co.	Chinese Offshore Yuan	2,321,787	Sell	07/12/16	340,064	357,482	(17,418)
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,155,042	Sell	09/01/16	179,000	177,369	1,631
JPMorgan Chase & Co.	Chinese Offshore Yuan	2,406,368	Sell	09/01/16	366,000	369,523	(3,523)
JPMorgan Chase & Co.	Indonesian Rupiah	3,411,652,937	Sell	04/11/16	256,246	257,642	(1,396)
JPMorgan Chase & Co.	EU Euro	147,000	Sell	04/26/16	165,895	167,382	(1,487)
JPMorgan Chase & Co.	Russian Ruble	12,698,862	Sell	04/11/16	179,689	188,633	(8,944)
JPMorgan Chase & Co.	Malaysian Ringgit	665,677	Sell	04/25/16	166,000	171,375	(5,375)
JPMorgan Chase & Co.	South Korean Won	199,131,900	Sell	04/08/16	165,000	174,070	(9,070)
JPMorgan Chase & Co.	Indonesian Rupiah	2,212,165,800	Sell	04/29/16	166,000	167,647	(1,647)
JPMorgan Chase & Co.	Swedish Krona	874,642	Sell	04/26/16	105,109	107,822	(2,713)
JPMorgan Chase & Co.	EU Euro	147,000	Sell	04/26/16	164,616	167,382	(2,766)
JPMorgan Chase & Co.	Mexican Peso	2,927,902	Sell	04/26/16	165,000	169,125	(4,125)
JPMorgan Chase & Co.	Swedish Krona	798,000	Sell	04/19/16	92,832	98,349	(5,517)
JPMorgan Chase & Co.	Mexican Peso	2,951,730	Sell	04/26/16	165,000	170,501	(5,501)
JPMorgan Chase & Co.	EU Euro	5,318,471	Sell	05/19/16	5,968,123	6,060,351	(92,228)
JPMorgan Chase & Co.	Brazilian Real	1,283,044	Sell	06/02/16	345,713	350,999	(5,286)
JPMorgan Chase & Co.	Brazilian Real	1,283,044	Sell	04/04/16	306,552	356,832	(50,280)
JPMorgan Chase & Co.	Taiwan New Dollar	6,984,274	Sell	04/12/16	209,361	217,090	(7,729)
Morgan Stanley	Brazilian Real	602,408	Sell	04/04/16	166,000	167,538	(1,538)
Morgan Stanley	Brazilian Real	598,077	Sell	04/04/16	165,000	166,333	(1,333)
Morgan Stanley	Malaysian Ringgit	637,292	Sell	04/20/16	159,403	163,896	(4,493)
Morgan Stanley	Russian Ruble	4,484,806	Sell	04/22/16	66,000	66,407	(407)
Morgan Stanley	Russian Ruble	12,304,841	Sell	04/04/16	166,000	183,149	(17,149)
Morgan Stanley	Taiwan New Dollar	5,404,707	Sell	04/11/16	165,000	167,985	(2,985)
Morgan Stanley	Malaysian Ringgit	686,408	Sell	04/20/16	167,912	176,527	(8,615)
Morgan Stanley	South Korean Won	192,477,000	Sell	04/25/16	166,000	168,015	(2,015)
Morgan Stanley	New Zealand Dollar	247,000	Sell	04/26/16	165,670	170,526	(4,856)
Morgan Stanley	Malaysian Ringgit	260,090	Sell	04/01/16	62,000	66,664	(4,664)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Malaysian Ringgit	433,198	Sell	04/01/16	103,265	111,033	$(7,768)
Morgan Stanley	South Korean Won	196,515,000	Sell	04/15/16	165,000	171,682	(6,682)
Morgan Stanley	Brazilian Real	1,495,472	Sell	04/04/16	373,504	415,912	(42,408)
Morgan Stanley	Japanese Yen	37,248,750	Sell	04/26/16	330,000	331,191	(1,191)
The Royal Bank of Canada	Brazilian Real	596,572	Sell	04/04/16	166,000	165,915	85
The Royal Bank of Canada	Swedish Krona	532,034	Sell	04/19/16	62,842	65,570	(2,728)
The Royal Bank of Canada	EU Euro	1,281,248	Sell	04/26/16	1,424,575	1,458,897	(34,322)
The Royal Bank of Canada	Canadian Dollar	439,811	Sell	04/26/16	330,000	338,651	(8,651)
The Royal Bank of Canada	Mexican Peso	3,507,215	Sell	05/10/16	194,570	202,322	(7,752)
The Royal Bank of Scotland Group PLC	Mexican Peso	2,888,375	Sell	04/26/16	166,000	166,842	(842)
The Royal Bank of Scotland Group PLC	Turkish Lira	55,347	Sell	04/26/16	19,190	19,516	(326)
The Royal Bank of Scotland Group PLC	Mexican Peso	2,855,998	Sell	04/26/16	165,000	164,972	28
The Royal Bank of Scotland Group PLC	Mexican Peso	2,880,781	Sell	04/26/16	165,000	166,403	(1,403)
The Royal Bank of Scotland Group PLC	Turkish Lira	2,775,015	Sell	04/26/16	937,033	978,507	(41,474)
Standard Chartered PLC	South African Rand	1,009,737	Sell	04/26/16	66,000	68,098	(2,098)
Standard Chartered PLC	Chinese Offshore Yuan	2,302,331	Sell	07/21/16	337,932	354,320	(16,388)
Standard Chartered PLC	Chinese Offshore Yuan	2,285,086	Sell	07/22/16	337,943	351,648	(13,705)
Standard Chartered PLC	Chinese Offshore Yuan	2,311,808	Sell	09/01/16	358,000	355,002	2,998
Standard Chartered PLC	Chinese Offshore Yuan	2,248,027	Sell	09/01/16	347,000	345,208	1,792
Standard Chartered PLC	Chinese Offshore Yuan	1,219,055	Sell	09/01/16	183,000	187,198	(4,198)
Standard Chartered PLC	United Arab Emirates Dirham	1,238,373	Sell	12/07/16	335,103	336,416	(1,313)
State Street Bank	Canadian Dollar	215,473	Sell	04/26/16	161,914	165,912	(3,998)
State Street Bank	EU Euro	59,176	Sell	04/26/16	65,706	67,381	(1,675)
State Street Bank	Australian Dollar	105,938	Sell	04/26/16	78,973	81,125	(2,152)
State Street Bank	Australian Dollar	2,499,758	Sell	04/26/16	1,854,821	1,914,259	(59,438)
UBS AG	Chinese Offshore Yuan	3,554,920	Sell	09/01/16	518,664	545,895	(27,231)
UBS AG	Brazilian Real	601,260	Sell	04/04/16	165,000	167,219	(2,219)
UBS AG	South Korean Won	180,128,285	Sell	04/08/16	155,270	157,458	(2,188)
UBS AG	EU Euro	147,000	Sell	04/26/16	165,471	167,382	(1,911)
UBS AG	Brazilian Real	641,166	Sell	04/04/16	165,000	178,317	(13,317)
UBS AG	Singapore Dollar	227,583	Sell	04/26/16	166,000	168,832	(2,832)
UBS AG	Japanese Yen	135,372,374	Sell	04/26/16	1,217,189	1,203,639	13,550
UBS AG	Swedish Krona	933,038	Sell	04/26/16	111,899	115,020	(3,121)
UBS AG	Taiwan New Dollar	2,982,287	Sell	04/19/16	90,504	92,727	(2,223)
UBS AG	British Pound	456,757	Sell	04/07/16	654,169	656,021	(1,852)
Westpac	Chinese Offshore Yuan	2,335,990	Sell	09/01/16	341,000	358,715	(17,715)
Westpac	Chinese Offshore Yuan	2,402,744	Sell	09/01/16	366,000	368,966	(2,966)
Westpac	Malaysian Ringgit	361,413	Sell	04/11/16	87,218	92,771	(5,553)
Westpac	Indonesian Rupiah	2,424,224,760	Sell	04/18/16	184,815	183,324	1,491
Westpac	Taiwan New Dollar	8,086,575	Sell	04/14/16	246,881	251,376	(4,495)
Westpac	Australian Dollar	359,264	Sell	04/26/16	272,983	275,116	(2,133)
Westpac	EU Euro	145,000	Sell	04/26/16	164,531	165,104	(573)
Westpac	New Zealand Dollar	246,000	Sell	04/26/16	164,487	169,836	(5,349)
Westpac	Indonesian Rupiah	2,435,491,523	Sell	04/18/16	180,100	184,177	(4,077)
Westpac	Malaysian Ringgit	1,450,560	Sell	04/20/16	348,023	373,049	(25,026)
Westpac	New Zealand Dollar	1,240,304	Sell	04/26/16	836,306	856,296	(19,990)
Westpac	Indian Rupee	29,502,169	Sell	04/07/16	429,107	445,295	(16,188)
							$(1,073,038)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	17	06/15/16	$1,706,502	$11,476
U.S. Treasury 2-Year Note	79	06/30/16	17,281,250	12,220
U.S. Treasury 5-Year Note	35	06/30/16	4,240,742	3,480
U.S. Treasury Ultra Long Bond	1	06/21/16	172,531	(221)
			$23,401,025	$26,955
Short Contracts
U.S. Treasury 10-Year Note	(68)	06/21/16	(8,866,563)	(46,975)
U.S. Treasury Long Bond	(6)	06/21/16	(986,625)	(6,832)
U.S. Treasury Ultra 10-Year Note	(6)	06/21/16	(844,500)	(4,042)
			$(10,697,688)	$(57,849)

At March 31, 2016, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index Series 26, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/21	USD	8,200,000	$(87,166)	$(7,466)
							$(87,166)	$(7,466)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 2.500%	LCH.Clearnet	06/15/21	AUD	2,490,000	$13,471	$6,763
Receive a fixed rate equal to 3.100% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	03/24/26	AUD	1,580,000	8,027	2,869
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	06/15/26	AUD	7,250,000	178,188	27,704
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	06/16/26	AUD	1,030,000	25,299	8,949
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	06/15/21	CAD	16,360,000	(754)	(1,466)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR	3,150,000	(198,646)	(322,904)
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/19/45	EUR	990,000	11,698	11,860
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.086%	LCH.Clearnet	02/17/19	EUR	5,510,000	(3,381)	(3,720)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.100%	LCH.Clearnet	02/09/20	EUR	8,720,000	(16,085)	(11,978)
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	02/26/20	EUR	6,030,000	3,095	530
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	02/09/23	EUR	2,940,000	24,380	22,632
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/15/23	EUR	4,480,000	173,716	23,857
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/11/25	EUR	1,500,000	58,631	11,241

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR	8,940,000	$346,911	$357,380
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR	2,230,000	131,741	83,616
Receive a fixed rate equal to 1.550% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	01/06/26	EUR	6,270,000	186,778	147,899
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/15/26	EUR	11,360,000	545,178	(26,290)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/11/32	GBP	1,420,000	(133,593)	(124,145)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.820%	LCH.Clearnet	02/16/33	GBP	550,000	(4,289)	2,970
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	01/05/46	GBP	1,720,000	(169,465)	(105,712)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	06/15/46	GBP	2,460,000	(301,160)	20,646
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.160%	LCH.Clearnet	02/16/21	GBP	1,940,000	(3,100)	3,083
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.750%	LCH.Clearnet	06/15/21	GBP	1,950,000	(99,162)	5,760
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.940%	LCH.Clearnet	12/11/22	GBP	1,600,000	(73,129)	(67,368)
Receive a fixed rate equal to 1.570% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	02/16/25	GBP	1,900,000	12,305	(3,767)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	GBP	1,930,000	(125,068)	(84,645)
Receive a fixed rate equal to 2.190% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	12/11/27	GBP	2,800,000	205,115	187,588
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/17/35	JPY	391,640,000	(387,133)	(45,327)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.900%	LCH.Clearnet	03/30/36	JPY	100,860,000	(3,809)	(1,828)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.500%	LCH.Clearnet	06/15/36	JPY	41,500,000	56	(301)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/19/45	JPY	426,820,000	(395,810)	(120,666)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.100%	LCH.Clearnet	06/15/23	JPY	853,660,000	(43,315)	(4,725)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY	1,122,140,000	(333,397)	4,067
Receive a fixed rate equal to 3.911% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/07/16	MXN	14,290,000	(1,869)	(1,640)
Receive a fixed rate equal to 3.920% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/08/16	MXN	6,070,000	(779)	(681)
Receive a fixed rate equal to 3.900% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/09/16	MXN	12,290,000	(1,675)	(1,481)
Receive a floating rate based on the 3-month NZD-BBR-FRA and pay a fixed rate equal to 3.000%	LCH.Clearnet	06/15/26	NZD	3,440,000	3,110	(24,166)
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	06/15/18	SEK	52,220,000	46,795	(5,661)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.500%	LCH.Clearnet	06/15/21	SEK	58,110,000	(51,657)	2,630
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.250%	LCH.Clearnet	06/15/26	SEK	23,600,000	(15,640)	(4,925)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	12/15/26	SEK	6,960,000	21,850	21,469
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/17/35	USD	3,140,000	122,231	12,943
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/17/35	USD	60,000	(2,336)	(199)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/19/45	USD	3,110,000	64,570	431
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	06/15/46	USD	180,000	14,613	496
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	06/15/21	USD	7,030,000	(264,289)	(78,301)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	06/15/26	USD	3,060,000	$(163,391)	$(52,839)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/15/26	USD	3,700,000	45,406	11,126
					$(549,768)	$(116,226)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at March 31, 2016:

Principal Amount	Description	Fair Value
$(7,000,000)	Fannie Mae	$(7,339,883)
(2,000,000)	Freddie Mac	(2,093,676)
	Total Sales Commitments Proceeds $(9,410,938)	$(9,433,559)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,326,753
Interest rate contracts	Futures contracts	27,176
Interest rate contracts	Interest rate swaps	978,510
Total Asset Derivatives		$2,332,439

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,119,714
Interest rate contracts	Futures contracts	58,070
Credit contracts	Credit default swaps	7,466
Interest rate contracts	Interest rate swaps	1,094,735
Total Liability Derivatives		$2,279,985

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland PLC	UBS AG	Westpac	Totals
Assets:
Forward foreign currency contracts	$114,437	$60,069	$83,139	$200,360	$49,271	$130,217	$220,278	$67,399	$121,748	$67,964	$25,149	$35,232	$130,825	$20,665	$1,326,753
Total Assets	$114,437	$60,069	$83,139	$200,360	$49,271	$130,217	$220,278	$67,399	$121,748	$67,964	$25,149	$35,232	$130,825	$20,665	$1,326,753

Liabilities:
Forward foreign currency contracts	$10,390	$76,817	$21,418	$178,257	$5,178	$84,416	$269,534	$106,104	$37,702	$67,557	$53,787	$46,037	$58,452	$104,065	$1,119,714
Total Liabilities	$10,390	$76,817	$21,418	$178,257	$5,178	$84,416	$269,534	$106,104	$37,702	$67,557	$53,787	$46,037	$58,452	$104,065	$1,119,714

Net OTC derivative instruments by counterparty, at fair value	$104,047	$(16,748)	$61,721	$22,103	$44,093	$45,801	$(49,256)	$(38,705)	$84,046	$407	$(28,638)	$(10,805)	$72,373	$(83,400)	$207,039

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$104,047	$(16,748)	$61,721	$22,103	$44,093	$45,801	$(49,256)	$(38,705)	$84,046	$407	$(28,638)	$(10,805)	$72,373	$(83,400)	$207,039

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016